Warrants Classified as Liabilities (Details) - Schedule of Liability-Classified Warrants Outstanding - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Schedule of Liability Classified Warrants Outstanding [Abstract]
Number of warrants on common shares, Beginning balance	235	235	92	92
Amount, Beginning balance	$ 1,003	$ 3,618	$ 1,421	$ 2,079
Number of warrants on common shares, Recognition of warrant liability		143		92
Amount, Recognition of warrant liability		$ 3,163		$ 3,674
Number of warrants on common shares, Change in fair value of warrants
Amount, Change in fair value of warrants	$ (2,615)	$ (966)	$ (658)	$ (1,595)
Number of warrants on common shares, Ending balance	235	235	92	92
Amount, Ending balance	$ 1,003	$ 3,618	$ 1,421	$ 2,079